Property And Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property And Equipment

NOTE 4. PROPERTY AND EQUIPMENT
Property and equipment consisted of the following:

($ in thousands)	December 31, 2023	December 31, 2022
Land and Buildings	$207,194	$176,594
Machinery and Equipment	41,928	39,928
Furniture and Fixtures	37,912	28,724
Leasehold Improvements	173,614	142,880
Website, Computer Equipment and Software	11,124	10,232
Vehicles	2,892	3,552
Construction In Progress	14,483	55,507
Total property and equipment, gross	489,147	457,417
Less: Accumulated depreciation	(120,839)	(77,695)
Total property and equipment, net	$368,308	$379,722

As of December 31, 2023 and 2022, costs related to construction at the Company’s facilities and dispensaries were capitalized in construction in progress and not depreciated. Depreciation will commence when construction is completed and the facilities and dispensaries are available for their intended use. Land costs at each balance sheet date are included in Land and Buildings.

The following table reflects depreciation expense related to property and equipment:

($ in thousands)	December 31, 2023	December 31, 2022
Depreciation expense included in selling, general and administrative expense	$18,475	$11,255
Depreciation expense included in cost of goods sold and ending inventory	35,716	29,847
Total depreciation expense	$54,191	$41,102
As of December 31, 2023 and 2022, ending inventory includes approximately $12.8 million and $10.9 million of capitalized depreciation, respectively. For the years ended December 31, 2023 and 2022, $33.9 million and $28.0 million, respectively, of depreciation was recorded to Cost of goods sold, which includes $10.8 million and $9.1 million, respectively, related to depreciation capitalized to inventory in prior years.

During the year ended December 31, 2023, the Company wrote down the remaining assets at our Mendota facility with a net book value of $0.1 million and sold certain assets to a third-party and recorded a net gain on sale of assets of $0.1 million to Other income, net in the Consolidated Statements of Operations.

During the year ended December 31, 2023, the Company sold $2.5 million of property and equipment at our Encanto Green Cross Dispensary in Arizona. The Company accelerated depreciation expense of $0.7 million on the property and equipment sold. See Note 11 for additional information related to dispositions.

During the year ended December 31, 2023, the Company sold $2.1 million of property and equipment and recorded a $0.9 million net gain on the sale of a cultivation and manufacturing facility in Florida. The gain is recorded in Other income (expense), net in the Consolidated Statements of Operations.

In the fourth quarter of 2022, management committed to a plan to restructure certain operations and activities within the California reporting unit. Related to that plan, during the first quarter of 2023, the Company adjusted the assumptions related to renewal options for certain leases at the impacted facilities. The Company accelerated depreciation on leasehold improvements related to those leases, with additional depreciation expense taken on these leasehold improvements in the amount of $1.1 million during year ended December 31, 2023.

In the second quarter of 2022, the Company determined that approximately $2.4 million of materials held in construction in progress would not be used. The materials were sold in July of 2022 for $0.9 million, with a $1.5 million loss on sale recorded to Selling, general and administrative expenses in the Consolidated Statements of Operations.

During the second quarter of 2022, the Company initiated a plan to shut down a cultivation facility and a production facility in California. As a result of this plan, the Company exercised its early termination right to reduce the existing lease terms to 180 days at these locations and determined that the useful life of impacted leasehold improvements had essentially ended. As such, the Company accelerated depreciation on these leasehold improvements to reduce the associated net book value down to $nil, with additional depreciation expense taken on these leasehold improvements in the amount of $2.7 million during the second quarter of 2022. During the year ended December 31, 2022, the Company recorded additional accelerated depreciation on other remaining assets at the facility in the amount of $0.5 million.

On September 1, 2022, the Company closed on a sale and leaseback transaction to sell its Brookville, Pennsylvania facility to Aventine Property Group (“Aventine”). Concurrent with the closing of the sale, the Company, entered into a long-term, triple-net lease agreement with Aventine and will continue to operate the facility as a permitted cannabis cultivation and processing facility. In connection with this transaction, the Company disposed of fixed assets with a net book value of $29.7 million and recorded a net gain on sale of assets of $14.7 million to Other income, net, in the Consolidated Statements of Operations.

In the fourth quarter of 2022, the Company sold materials held in construction in progress that would not be used. The cost basis was approximately $0.9 million for net proceeds of $0.3 million, with a $0.6 million loss on sale recorded to Selling, general and administrative expenses in the Consolidated Statements of Operations.